Share based payments - 2023 grants to management board and employees (Details) - SGAs	12 Months Ended
	Dec. 31, 2023 shares	Dec. 31, 2022 Options
Number
Granted during the year	908,192
Forfeited during the year	(139,790)
Exercised during the year	0
Outstanding as of December 31	768,402
2019 Plan
Number
Granted during the year	908,192	425,093
Outstanding as of December 31	209,017